Nature of operations and summary of significant accounting policies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 25, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 15, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Allowance for Doubtful Accounts, Premiums and Other Receivables		$ 4,100,000		$ 4,100,000		$ 3,600,000	$ 8,600,000
Contract with Customer, Liability, Revenue Recognized				4,600,000		4,400,000	4,000,000.0
Deferred Offering Costs						0	1,100,000
Other Additional Capital		67,300,000		67,300,000		67,300,000	53,900,000
Other Accrued Liabilities						13,400,000
Other Expenses	$ 800,000			600,000		12,100,000
[custom:OfferingCostsRecognized-0]							0
[custom:DeferredAdvertisingCost-0]						2,500,000	1,500,000
Goodwill, Impairment Loss							0
Asset Impairment Charges							0
Acquisition Costs, Period Cost						0	0
Amortization of Acquisition Costs						1,100,000	$ 2,500,000
[custom:FairValueOfEarnoutInterests]						5,600,000
Other Operating Income (Expense), Net				5,300,000		68,500,000
[custom:UnbilledReceivables-0]		51,300,000		51,300,000		55,200,000
[custom:CustomerInvoice]				53,700,000
Deferred Revenue		7,400,000		7,400,000		5,900,000
[custom:GainOnSettlement]		6,400,000		7,000,000.0
[custom:FairValueOfEarnoutInterest-0]		300,000		300,000		5,600,000
Current Income Tax Expense (Benefit)		$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent		(0.10%)	(0.10%)	(0.10%)	(0.10%)
Deferred Tax Liabilities, Net		$ 200,000		$ 200,000		$ 200,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001
Shares, Issued								160,000
Common Class A [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares, Issued		1,488,519		1,488,519		1,488,519
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares, Issued								880,000
Common Class B [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares, Issued		8,900,840		8,900,840		8,900,840
Common Class V [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001